Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 175,849.0	$ 2,822.2	₨ 174,730.5
Others	282,085.4	4,527.1	220,478.1
Total	₨ 457,934.4	$ 7,349.3	₨ 395,208.6